Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures [abstract]
Investments in associates and joint ventures
8          Investments in associates and joint ventures

	2019	2018
Beginning of the year	19,553,964	19,517,623
Capital injections in associates and joint ventures	313,197	463,258
Transfer to subsidiaries	-	(1,314,040)
Share of net profit less loss	1,185,622	1,823,415
Share of other comprehensive income/(loss)	368,696	(531,186)
Currency translation differences	-	45,762
Share of other capital reserve of equity-method investees	-	(80,543)
Dividends	(638,220)	(370,325)
End of the year	20,783,259	19,553,964

As at 31 December 2019, investments in associates and joint ventures of the Company and its subsidiaries are unlisted except for Shenzhen Energy Corporation Limited (“SECL”) which is listed on the Shenzhen Stock Exchange. The following list contains only the particulars of material associates and joint ventures:

				Percentage of equity interest held
Name	Country of incorporation	Registered capital	Business nature and scope of operation	Direct	Indirect[1]
Associates:
Huaneng Sichuan Hydropower Co., Ltd. (“Sichuan Hydropower”)	PRC	RMB1,469,800,000	Development, investment, construction, operation and management of hydropower	49%	-
SECL*	PRC	RMB3,964,491,597	Energy and investment in related industries	25.02%	-
Hebei Hanfeng Power Generation Limited Liability Company (“Hanfeng Power”)	PRC	RMB1,975,000,000	Power generation	40%	-
Huaneng Finance	PRC	RMB5,000,000,000	Provision for financial service including fund deposit services, lending, finance lease arrangements, notes discounting and entrusted loans and investment arrangement within Huaneng Group	20%	-
China Huaneng Group Fuel Co., Ltd. (“Huaneng Group Fuel Company”) **	PRC	RMB3,000,000,000	Wholesale of coal, import and export of coal	50%	-
Hainan Nuclear Power Limited Liability Company (“Hainan Nuclear”)	PRC	RMB5,063,640,000	Construction and operation of nuclear power plants; production and sales of electricity and related products	30%	-
Joint ventures:
Shanghai Time Shipping Co., Ltd. (“Shanghai Time Shipping”)	PRC	RMB1,200,000,000	International and domestic sea transportation	50%	-
Jiangsu Nantong Power Generation Co., Ltd. (“Jiangsu Nantong Power”)	PRC	RMB1,596,000,000	Operation and Management of power generation plants and transportation related projects	-	35%

[1]	The indirect percentage of equity interest held represents the effective ownership interest of the Company and its subsidiaries.

*	As at 31 December 2019, the fair value of the Company’s shares in SECL was RMB6,159 million (2018: RMB5,207 million).

**
In accordance with the articles of the association of the investee, the Company could only exercise significant influence on the investee and therefore accounts for the investment under the equity method.

All the above associates and joint ventures are accounted for under the equity method in the consolidated financial statements.

Summarized financial information of the material associates, adjusted for any differences in accounting policies and acquisition adjustments, and reconciliation to the carrying amounts in the consolidated financial statements, are disclosed below:

	Sichuan Hydropower		SECL		Huaneng Finance		Hanfeng Power		Huaneng Group Fuel Company		Hainan Nuclear
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Gross amounts of the associates’
Current assets	873,821	1,064,837	20,887,020	24,066,320	23,099,357	31,484,547	849,386	934,257	6,010,002	5,157,038	3,085,059	2,520,515
Non-current assets	14,305,871	14,472,981	76,623,640	62,798,620	20,746,004	20,106,246	1,661,565	1,810,145	3,781,166	3,928,269	20,749,672	22,091,197
Current liabilities	(2,772,221)	(3,903,679)	(25,533,260)	(24,141,930)	(36,733,579)	(44,560,156)	(442,628)	(642,355)	(3,827,415)	(2,900,223)	(3,338,370)	(2,490,271)
Non-current liabilities	(7,788,402)	(7,060,740)	(38,446,550)	(35,193,400)	(30,867)	(73,483)	(166,718)	(35,503)	(2,121,112)	(2,464,580)	(15,930,100)	(17,908,511)
Equity	4,619,069	4,573,399	33,530,850	27,529,610	7,080,915	6,957,154	1,901,605	2,066,544	3,842,641	3,720,504	4,566,261	4,212,930
-Equity attributable to shareholders	3,464,302	3,409,111	24,103,107	21,118,225	7,080,915	6,957,154	1,901,605	2,066,544	3,590,096	3,477,211	4,566,261	4,212,930
-Non-controlling interests	1,154,767	1,164,288	9,427,743	6,411,385	-	-	-	-	252,545	243,293	-	-
Revenue	2,252,535	2,242,269	20,851,430	18,518,430	1,574,856	1,610,768	2,081,865	2,232,700	27,832,662	20,568,107	3,453,022	2,626,882
Gross Profit	575,401	502,266	6,472,550	4,933,510	1,064,181	908,198	(46,899)	73,828	173,371	84,037	142,906	(5,652,406)
Net Profit	509,034	426,154	1,749,600	589,821	1,004,048	834,318	(54,444)	(6,665)	150,460	80,882	307,135	(392,000)
Profit/(loss) from operations attributable to shareholders	327,042	225,705	1,598,540	589,821	1,004,048	834,318	(54,444)	(6,665)	144,500	70,766	307,135	(392,000)
Other comprehensive income/(loss) attributable to shareholders	-	-	1,589,390	(1,117,524)	(150,286)	78,951	-	-	2,164	6,101	-	-
Total comprehensive income/(loss) attributable to shareholders	327,042	225,705	3,187,930	(527,703)	853,762	913,269	(54,444)	(6,665)	146,664	76,867	307,135	(392,000)
Dividend received from the associates	116,505	106,598	49,587	79,339	146,000	128,000	43,132	-	20,000	-	-	-
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	3,464,302	3,409,111	24,103,107	21,118,225	7,080,915	6,957,154	1,901,605	2,066,544	3,590,096	3,477,211	4,566,261	4,212,930
The Group’s effective interest	49%	49%	25.02%	25.02%	20%	20%	40%	40%	50%	50%	30%	30%
The Group’s share of net assets attributable to shareholders of the associate	1,697,508	1,670,464	6,030,597	5,282,723	1,416,183	1,391,431	760,642	826,618	1,795,048	1,738,606	1,369,878	1,263,879
Impact of adjustments	207,586	207,586	1,161,810	1,161,810	-	-	293,082	293,082	16,521	16,521	14,076	14,076
Carrying amount in the consolidated financial statements	1,905,094	1,878,050	7,192,407	6,444,533	1,416,183	1,391,431	1,053,724	1,119,700	1,811,569	1,755,127	1,383,954	1,277,955

Summarized financial information of material joint ventures adjusted for any differences in accounting policies and acquisition adjustment, and reconciliation to the carrying amount in the consolidated financial statements, are disclosed below:

	Shanghai Time Shipping		Jiangsu Nantong Power
	2019	2018	2019	2018

Gross amounts of joint ventures’
Current assets	280,687	345,658	396,850	763,572
Non-current assets	4,083,160	4,335,923	5,294,584	5,399,783
Current liabilities	(2,367,244)	(2,151,722)	(2,660,119)	(2,826,652)
Non-current liabilities	(54,623)	(709,165)	(901,583)	(1,128,274)
Equity	1,941,980	1,820,694	2,129,732	2,208,429
Revenue	1,613,813	2,423,130	2,959,197	3,287,872
Gross Profit	135,846	129,789	490,578	444,914
Net Profit	121,284	425,900	211,589	174,652
Total comprehensive income/(loss)	121,284	425,900	211,589	174,652
Dividend received in cash from the joint ventures	-	-	145,143	24,387

Reconciled to the interest in the joint ventures:
Gross amounts of net assets	1,941,980	1,820,694	2,129,732	2,208,429
The Group’s and its subsidiaries’ effective interest rates	50%	50%	50%	50%
The Group’s share of net assets	970,990	910,347	1,064,866	1,104,215
Impact of adjustments	18,324	18,324	-	-
Carrying amount in the consolidated financial statements	989,314	928,671	1,064,866	1,104,215

Aggregate information of associates and joint ventures that are not individually material:

	2019	2018
Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	3,966,148	3,654,282
Aggregate amounts of the Group's share of those associates and joint ventures Profit from continuing operations	123,869	52,935
Total comprehensive income	123,954	53,197

As at 31 December 2019, the Group’s share of losses of associates and a joint venture exceeded its interests in associates and a joint venture and the unrecognised further losses amounted to RMB538 million (2018: RMB505 million).

As at 31 December 2019, there were no proportionate interests in the associates’ and a joint ventures’ capital commitments (31 December 2018: Nil). There were no material contingent liabilities relating to the Group’s interests in the associates and joint ventures, and the associates and joint ventures themselves.